COMMON STOCK Stockholders' Equity Note (Details) (USD $)			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 21, 2012 May 2012 Common Stock Issuance [Member]	Nov. 18, 2010 November 2010 Common Stock Issuance [Member]
Class of Stock [Line Items]
Equity Issuance, Date			May 21, 2012	Nov. 18, 2010
Stock Issued During Period, Shares, New Issues			6,500,000	4,140,000
Sale of Stock, Price Per Share			$ 26.50	$ 32.00
Proceeds from Issuance of Common Stock			$ 164,500,000	$ 125,500,000
Common Stock, Value, Issued	303,000	236,000	65,000
Additional paid-in capital	$ 387,494,000	$ 217,707,000	$ 164,400,000